Subsequent Event (Additional Information) (Details) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 05, 2020	Apr. 30, 2021	Mar. 31, 2021	May 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jul. 02, 2021	Dec. 31, 2019
Subsequent Event [Line Items]
Term of loan	36 months
Final Payment Percentage of Principal Amount Term Loan							6.50%
Term Loan Final Payment Description							The Company will be required to make a final payment of 6.5% of the original principal amount of the Term Loans drawn, payable on the earlier of (i) the Maturity Date, (ii) the acceleration of any Term Loans, or (iii) the prepayment of the Term Loans (the “Final Payment”). The Company may prepay all, but not less than all, of the Term Loans upon 30 days’ advance written notice to Oxford, provided that the Company will be obligated to pay a prepayment fee equal to (i) 3.0% of the principal amount of the applicable Term Loan prepaid on or before the first anniversary of the applicable funding date, (ii) 2.0% of the principal amount of the applicable Term Loan prepaid between the first and second anniversary of the applicable funding date, and (iii) 1.0% of the principal amount of the applicable Term Loan prepaid thereafter, and prior to the Maturity Date (each, a “Prepayment Fee”).
Common Stock Issued As Warrant Exercisable					19,470,914		19,470,914	755,478		360,115
Debt instrument, face amount					$ 10,000,000		$ 10,000,000	$ 10,000,000
Number of share options granted during the period				276,843			408,464	902,544
Reverse stock split, description							effect a reverse split of shares of the Company’s common stock on an one-for-16.37332 basis, which was effected on April 16, 2021 (the “Reverse Stock Split”). The number of authorized shares and the par values of the common stock and redeemable convertible preferred stock were not adjusted as a result of the Reverse Stock Split. In connection with the Reverse Stock Split, the conversion ratio for the Company’s outstanding redeemable convertible preferred stock was proportionately adjusted such that the common stock issuable upon conversion of such preferred stock was decreased in proportion to the Reverse Stock Split.
Term Loan [Member]
Subsequent Event [Line Items]
Current borrowing capacity	$ 10,000,000.0								$ 20,000,000.0
Term of loan	36 months
Debt instrument interest rate stated percentage	11.00%
Remaining borrowing capacity	$ 10,000,000.0								10,800,000
Term A Loan [Member] | Warrant [Member]
Subsequent Event [Line Items]
Common Stock Issued As Warrant Exercisable					71,522		71,522
Warrant Exercise Price Per Share					$ 8.389		$ 8.389
Warrant Expiration Date					Jul. 02, 2031		Jul. 02, 2031
Term C Loan [Member]
Subsequent Event [Line Items]
Net revenue							$ 15,000,000
Long-term Debt, Maturity Date					Jul. 01, 2026		Jul. 01, 2026
Term of loan							35 months
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share options granted during the period						276,843
Share-based compensation arrangement by share-based payment award, award vesting period						48 months
Reverse stock split, description		one-for-16
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stock option, exercise price					$ 11.47
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock option, exercise price						$ 13.76
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 7,500,000			$ 7,500,000
Debt instrument interest rate stated percentage			5.00%			5.00%
Debt instrument, maturity date			Dec. 31, 2021
Percentage of shares of the common stock upon a qualified public offering			90.00%			90.00%
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Current borrowing capacity									20,000,000.0
Remaining borrowing capacity									10,800,000
Subsequent Event [Member] | Term B Loan [Member]
Subsequent Event [Line Items]
Line Of Credit Facility Additional Borrowing Loan Amount									10,000,000.0
Subsequent Event [Member] | Term C Loan [Member]
Subsequent Event [Line Items]
Line Of Credit Facility Additional Borrowing Loan Amount									$ 20,000,000.0